BNY Mellon S&P 500 Index Fund
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.8%
Automobiles & Components — 1.6%
Aptiv PLC(a)	8,862	500,437
Ford Motor Co.	164,061	2,408,416
General Motors Co.	36,985	3,286,487
Tesla, Inc.(a)	116,385	36,220,176
		42,415,516
Banks — 3.5%
Bank of America Corp.	269,905	16,720,615
Citigroup, Inc.	70,509	9,338,917
Citizens Financial Group, Inc.	17,259	1,236,607
Fifth Third Bancorp	37,400	2,113,100
Huntington Bancshares, Inc.	84,011	1,431,547
JPMorgan Chase & Co.	110,772	38,968,482
KeyCorp	37,392	844,685
M&T Bank Corp.	5,943	1,463,702
Regions Financial Corp.	34,797	1,076,967
The PNC Financial Services Group, Inc.	16,601	4,148,092
Truist Financial Corp.	51,595	2,674,685
U.S. Bancorp	64,173	4,043,541
Wells Fargo & Co.	126,509	10,936,703
		94,997,643
Capital Goods — 6.5%
3M Co.	21,537	3,796,542
A.O. Smith Corp.(b)	4,305	258,860
Allegion PLC	3,247	511,078
AMETEK, Inc.	9,475	2,290,202
Axon Enterprise, Inc.(a)	3,355	1,770,635
Builders FirstSource, Inc.(a)	4,578	304,162
Carrier Global Corp.	32,579	2,013,708
Caterpillar, Inc.	19,041	15,514,797
Comfort Systems USA, Inc.	1,438	2,487,294
Cummins, Inc.	5,705	3,618,111
Deere & Co.	10,385	6,154,878
Dover Corp.	5,496	1,124,592
DuPont de Nemours, Inc.	5,748	787,476
Eaton Corp. PLC	15,995	6,641,124
EMCOR Group, Inc.	1,836	1,464,081
Emerson Electric Co.	23,093	3,459,793
Fastenal Co.	47,797	2,280,395
Fortive Corp.	12,615	746,934
GE Vernova, Inc.	11,109	11,001,132
Generac Holdings, Inc.(a)	2,452	483,314
General Dynamics Corp.	10,481	4,018,625
General Electric Co.	43,132	15,530,539
Honeywell Aerospace, Inc.(a)	13,171	2,722,973
Honeywell International, Inc.	13,171	3,201,212
Howmet Aerospace, Inc.	16,586	4,681,564
Hubbell, Inc.	2,243	1,059,930
Huntington Ingalls Industries, Inc.	1,707	557,250

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.8% (continued)
Capital Goods — 6.5% (continued)
IDEX Corp.	3,150	725,917
Illinois Tool Works, Inc.	10,856	3,115,129
Ingersoll Rand, Inc.	14,608	1,218,015
Johnson Controls International PLC	25,222	3,699,059
L3Harris Technologies, Inc.	7,642	2,117,293
Lennox International, Inc.	1,336	555,616
Lockheed Martin Corp.	8,373	4,879,282
Masco Corp.	8,180	584,706
Nordson Corp.	2,175	647,672
Northrop Grumman Corp.	5,466	2,965,196
Otis Worldwide Corp.	15,607	1,122,924
PACCAR, Inc.	21,755	2,886,453
Parker-Hannifin Corp.	5,212	5,089,674
Pentair PLC	6,758	442,244
Quanta Services, Inc.	6,243	4,166,328
Rockwell Automation, Inc.	4,640	2,227,571
RTX Corp.	55,672	11,981,728
Snap-on, Inc.	2,087	856,526
Stanley Black & Decker, Inc.(b)	6,528	617,418
Textron, Inc.(b)	7,479	637,660
The Boeing Company(a)	32,589	7,043,786
Trane Technologies PLC	9,138	4,157,333
TransDigm Group, Inc.	2,312	2,900,127
United Rentals, Inc.	2,569	2,772,619
Vertiv Holdings Co., Cl. A	15,850	3,828,884
W.W. Grainger, Inc.	1,813	2,505,965
Westinghouse Air Brake Technologies Corp.	7,104	2,066,269
Xylem, Inc.	9,753	1,140,808
		175,433,403
Commercial & Professional Services — .8%
Automatic Data Processing, Inc.	16,525	4,403,251
Broadridge Financial Solutions, Inc.	4,919	757,280
Cintas Corp.	14,113	2,887,943
Copart, Inc.(a)	36,281	1,056,503
Equifax, Inc.	4,832	834,100
Jacobs Solutions, Inc.	4,719	636,735
Leidos Holdings, Inc.	4,982	575,919
Paychex, Inc.	13,324	1,556,776
Republic Services, Inc.	8,294	1,746,302
Rollins, Inc.	12,350	468,930
Veralto Corp.	10,389	978,332
Verisk Analytics, Inc.	5,452	1,062,322
Waste Management, Inc.	15,286	3,463,043
		20,427,436
Consumer Discretionary Distribution & Retail — 5.7%
Amazon.com, Inc.(a)	404,679	109,902,723
AutoZone, Inc.(a)	685	2,066,131
Best Buy Co., Inc.	7,968	687,320
Carvana Co.(a),(b)	29,345	1,829,954
eBay, Inc.	18,481	2,107,019
Genuine Parts Co.	5,792	720,351

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.8% (continued)
Consumer Discretionary Distribution & Retail — 5.7% (continued)
Lowe’s Companies, Inc.	23,239	4,829,296
O’Reilly Automotive, Inc.(a)	34,259	3,061,042
Ross Stores, Inc.	13,299	3,338,980
The Home Depot, Inc.	41,176	13,668,785
The TJX Companies, Inc.	45,714	7,192,641
Tractor Supply Co.	22,328	687,032
Ulta Beauty, Inc.(a)	1,790	917,966
Williams-Sonoma, Inc.	4,774	1,091,623
		152,100,863
Consumer Durables & Apparel — .4%
D.R. Horton, Inc.	10,903	1,559,783
Deckers Outdoor Corp.(a)	5,924	573,917
Garmin Ltd.	6,754	1,984,190
Hasbro, Inc.	5,848	549,361
Lennar Corp., Cl. A	8,645	711,916
Lululemon Athletica, Inc.(a)	4,196	498,779
NIKE, Inc., Cl. B	49,588	2,068,315
NVR, Inc.(a)	110	676,176
PulteGroup, Inc.	7,545	954,216
Ralph Lauren Corp.	1,623	617,292
Tapestry, Inc.	8,289	1,262,995
		11,456,940
Consumer Services — 1.6%
Airbnb, Inc., Cl. A(a)	17,132	2,595,841
Booking Holdings, Inc.	32,030	6,178,587
Carnival Corp. Ltd.	53,578	1,490,004
Chipotle Mexican Grill, Inc.(a)	52,635	1,959,075
Darden Restaurants, Inc.	4,577	931,786
Domino’s Pizza, Inc.	1,220	423,877
DoorDash, Inc., Cl. A(a)	15,797	3,098,740
Expedia Group, Inc.	4,731	1,394,415
Hilton Worldwide Holdings, Inc.	9,411	3,016,131
Las Vegas Sands Corp.	12,019	587,609
Marriott International, Inc., Cl. A	9,067	3,380,450
McDonald’s Corp.	29,373	7,949,509
MGM Resorts International(a)	8,078	360,036
Norwegian Cruise Line Holdings Ltd.(a)	20,231	374,880
Royal Caribbean Cruises Ltd.	10,360	3,297,588
Starbucks Corp.	47,116	4,958,959
Wynn Resorts Ltd.(b)	3,469	344,506
Yum! Brands, Inc.	11,394	1,746,472
		44,088,465
Consumer Staples Distribution & Retail — 1.7%
Casey’s General Stores, Inc.	1,533	1,335,243
Costco Wholesale Corp.	18,341	17,458,614
Dollar General Corp.	9,015	1,145,356
Dollar Tree, Inc.(a)	7,541	959,291
Sysco Corp.	19,824	1,689,798
Target Corp.	18,776	2,712,944

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.8% (continued)
Consumer Staples Distribution & Retail — 1.7% (continued)
The Kroger Company	23,400	1,351,116
Walmart, Inc.	181,238	20,153,665
		46,806,027
Energy — 3.3%
APA Corp.(b)	15,549	580,289
Baker Hughes Co.	41,012	2,480,816
Chevron Corp.	77,393	15,233,264
ConocoPhillips	50,365	6,067,975
Devon Energy Corp.	47,663	2,151,031
Diamondback Energy, Inc.	8,015	1,626,644
EOG Resources, Inc.	21,969	3,266,571
EQT Corp.	26,498	1,412,079
Expand Energy Corp.	9,726	914,536
ExxonMobil Holdings Corp.	171,353	26,635,110
Halliburton Co.	34,263	1,104,982
Kinder Morgan, Inc.	79,880	2,570,538
Marathon Petroleum Corp.	12,124	3,836,882
Occidental Petroleum Corp.	29,661	1,692,753
ONEOK, Inc.	26,294	2,387,758
Phillips 66	16,724	3,540,136
SLB Ltd.	61,470	3,048,297
Targa Resources Corp.	8,936	2,416,026
Texas Pacific Land Corp.	2,362	950,894
The Williams Companies, Inc.	50,418	3,606,904
Valero Energy Corp.	12,205	3,818,945
		89,342,430
Equity Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities, Inc.(c)	6,255	321,820
American Tower Corp.(c)	19,260	3,338,914
AvalonBay Communities, Inc.(c)	5,692	1,056,492
BXP, Inc.(c)	6,242	437,689
Camden Property Trust(c)	4,456	493,769
Crown Castle, Inc.(c)	18,317	1,397,587
Digital Realty Trust, Inc.(c)	13,790	2,599,691
Equinix, Inc.(c)	4,114	4,193,318
Equity Residential(c)	13,960	927,642
Essex Property Trust, Inc.(c)	2,720	772,861
Extra Space Storage, Inc.(c)	8,564	1,267,815
Federal Realty Investment Trust(c)	3,505	434,935
Healthpeak Properties, Inc.(c)	29,851	651,647
Host Hotels & Resorts, Inc.(c)	28,267	710,350
Invitation Homes, Inc.(c)	21,709	645,191
Iron Mountain, Inc.(c)	12,172	1,488,879
Kimco Realty Corp.(c)	26,238	668,544
Mid-America Apartment Communities, Inc.(c)	4,982	659,318
Prologis, Inc.(c)	38,538	5,572,980
Public Storage(c)	6,544	2,121,368
Realty Income Corp.(c)	38,152	2,436,768
Regency Centers Corp.(c)	7,180	576,482
SBA Communications Corp.(c)	4,322	782,196
Simon Property Group, Inc.(c)	13,372	3,067,136

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.8% (continued)
Equity Real Estate Investment Trusts — 1.8% (continued)
UDR, Inc.(c)	12,253	467,574
Ventas, Inc.(c)	20,098	1,879,364
VICI Properties, Inc.(c)	45,002	1,185,803
Welltower, Inc.(c)	29,183	6,841,663
Weyerhaeuser Co.(c)	28,776	720,263
		47,718,059
Financial Services — 7.1%
American Express Co.	22,002	7,398,173
Ameriprise Financial, Inc.	3,698	2,018,516
Apollo Global Management, Inc.	19,042	2,391,485
Ares Management Corp., Cl. A(b)	8,616	1,103,623
Berkshire Hathaway, Inc., Cl. B(a)	75,790	38,769,617
BlackRock, Inc.	5,968	6,507,448
Blackstone, Inc.	30,711	3,923,330
Block, Inc.(a)	22,395	1,819,370
Capital One Financial Corp.	25,624	5,355,672
Cboe Global Markets, Inc.	4,318	1,339,573
CME Group, Inc.	14,873	3,982,841
Coinbase Global, Inc., Cl. A(a),(b)	9,148	1,337,986
Corpay, Inc.(a)	2,728	1,042,396
FactSet Research Systems, Inc.	1,620	426,384
Fidelity National Information Services, Inc.	22,147	991,521
Fiserv, Inc.(a)	21,762	1,173,842
Franklin Resources, Inc.	11,990	405,981
Global Payments, Inc.	9,087	764,035
Interactive Brokers Group, Inc., Cl. A	18,327	1,612,593
Intercontinental Exchange, Inc.	23,389	3,566,355
Invesco Ltd.	17,812	527,235
Jack Henry & Associates, Inc.(b)	3,148	484,918
KKR & Co., Inc.	28,727	2,913,780
Mastercard, Inc., Cl. A	33,356	19,116,324
Moody’s Corp.	6,240	2,985,091
Morgan Stanley	49,556	10,427,574
MSCI, Inc.	3,019	1,727,593
Nasdaq, Inc.	18,532	1,745,529
Northern Trust Corp.	7,621	1,388,470
PayPal Holdings, Inc.	36,963	2,114,653
Raymond James Financial, Inc.	7,113	1,251,746
Robinhood Markets, Inc., Cl. A(a)	32,865	2,844,794
S&P Global, Inc.	12,508	5,152,420
State Street Corp.	11,409	2,101,081
Synchrony Financial	14,030	1,063,334
T. Rowe Price Group, Inc.	9,067	1,013,237
The Bank of New York Mellon Corp.(d)	28,375	4,435,864
The Charles Schwab Corp.	67,579	7,112,014
The Goldman Sachs Group, Inc.	12,196	12,420,162
Visa, Inc., Cl. A(b)	68,613	25,121,278
		191,877,838
Food, Beverage & Tobacco — 2.0%
Altria Group, Inc.	69,034	4,717,093
Archer-Daniels-Midland Co.	19,860	1,574,302

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.8% (continued)
Food, Beverage & Tobacco — 2.0% (continued)
Brown-Forman Corp., Cl. B	5,699	163,732
Bunge Global SA	5,724	608,061
Constellation Brands, Inc., Cl. A	5,699	742,181
General Mills, Inc.(b)	22,268	796,081
Hormel Foods Corp.	13,387	334,809
Keurig Dr. Pepper, Inc.	56,246	1,750,376
McCormick & Co., Inc.	10,595	539,286
Molson Coors Beverage Co., Cl. B	6,365	264,529
Mondelez International, Inc., Cl. A	52,684	3,282,740
Monster Beverage Corp.(a)	29,676	2,860,173
PepsiCo, Inc.	56,503	7,885,559
Philip Morris International, Inc.	64,431	12,294,723
The Coca-Cola Company	160,079	14,021,320
The Hershey Company	6,090	1,066,054
The J.M. Smucker Company	4,390	523,551
The Kraft Heinz Company	34,744	898,132
Tyson Foods, Inc., Cl. A	11,983	694,535
		55,017,237
Health Care Equipment & Services — 3.2%
Abbott Laboratories	72,007	7,611,140
Align Technology, Inc.(a)	2,762	467,220
Baxter International, Inc.	20,705	541,643
Becton Dickinson & Co.	11,441	1,894,858
Boston Scientific Corp.(a)	60,898	2,845,764
Cardinal Health, Inc.	9,622	2,213,349
Cencora, Inc.	8,116	2,526,835
Centene Corp.(a)	19,801	1,232,018
CVS Health Corp.	52,747	5,508,369
DaVita, Inc.(a)	1,309	314,278
Dexcom, Inc.(a)	16,367	1,365,826
Edwards Lifesciences Corp.(a)	23,918	2,058,622
Elevance Health, Inc.	9,025	3,391,956
GE HealthCare Technologies, Inc.	18,756	1,275,783
HCA Healthcare, Inc.	6,391	2,572,953
Henry Schein, Inc.(a)	4,092	350,889
Humana, Inc.	5,018	1,825,849
IDEXX Laboratories, Inc.(a)	3,286	1,837,104
Insulet Corp.(a)	2,725	450,579
Intuitive Surgical, Inc.(a)	14,641	5,173,104
Labcorp Holdings, Inc.	3,330	1,029,636
McKesson Corp.	4,945	4,233,860
Medtronic PLC	53,013	4,526,780
Quest Diagnostics, Inc.	4,667	1,087,458
ResMed, Inc.	5,871	1,238,664
Solventum Corp.(a)	6,072	518,792
STERIS PLC	4,002	914,057
Stryker Corp.	14,256	4,643,179
The Cigna Group	11,026	3,076,805
The Cooper Companies, Inc.(a)	8,388	606,620
UnitedHealth Group, Inc.	37,543	15,557,819
Universal Health Services, Inc., Cl. B(b)	2,057	346,481

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.8% (continued)
Health Care Equipment & Services — 3.2% (continued)
Veeva Systems, Inc., Cl. A(a)	6,243	1,272,199
Zimmer Biomet Holdings, Inc.	7,784	731,151
		85,241,640
Household & Personal Products — .8%
Church & Dwight Co., Inc.	10,117	999,661
Colgate-Palmolive Co.	33,017	3,014,452
Kenvue, Inc.	78,701	1,514,207
Kimberly-Clark Corp.	13,678	1,495,142
The Clorox Company	4,895	467,619
The Estee Lauder Companies, Inc., Cl. A	10,556	885,649
The Procter & Gamble Company	96,265	13,909,330
		22,286,060
Insurance — 1.7%
Aflac, Inc.	18,900	2,409,372
American International Group, Inc.	21,621	1,698,978
Aon PLC, Cl. A	8,770	3,162,023
Arch Capital Group Ltd.(a)	14,067	1,414,155
Arthur J. Gallagher & Co.	10,547	2,630,633
Assurant, Inc.	2,087	582,669
Brown & Brown, Inc.(b)	11,890	837,056
Chubb Ltd.	14,970	5,249,680
Cincinnati Financial Corp.	6,447	1,145,503
Erie Indemnity Co., Cl. A(b)	1,098	265,760
Everest Group Ltd.	1,705	637,926
Globe Life, Inc.	3,207	584,476
Loews Corp.	6,795	788,288
Marsh & McLennan Cos., Inc.	19,943	3,782,988
MetLife, Inc.	22,177	2,131,875
Principal Financial Group, Inc.	8,226	935,296
Prudential Financial, Inc.	14,381	1,755,632
The Allstate Corp.	10,738	2,835,691
The Hartford Insurance Group, Inc.	11,487	1,630,120
The Progressive Corp.	24,157	5,107,273
The Travelers Companies, Inc.	8,818	3,301,106
W. R. Berkley Corp.	12,514	907,766
Willis Towers Watson PLC	3,893	1,307,737
		45,102,003
Materials — 1.8%
Air Products and Chemicals, Inc.	9,206	2,714,757
Albemarle Corp.	4,675	549,967
Amcor PLC(b)	19,593	879,334
Avery Dennison Corp.	2,960	502,401
Ball Corp.	11,433	742,002
CF Industries Holdings, Inc.	6,288	787,195
Corteva, Inc.	27,441	2,159,881
CRH PLC	27,936	2,654,199
Dow, Inc.	30,600	926,874
Ecolab, Inc.	10,415	2,891,516
Freeport-McMoRan, Inc.	59,285	3,713,020
International Flavors & Fragrances, Inc.	10,650	843,693
International Paper Co.	21,553	880,009

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.8% (continued)
Materials — 1.8% (continued)
Linde PLC	19,114	9,143,755
LyondellBasell Industries NV, Cl. A	10,272	637,686
Martin Marietta Materials, Inc.	2,500	1,312,850
Newmont Corp.	44,406	4,161,286
Nucor Corp.	9,505	2,445,541
Packaging Corp. of America	3,559	874,945
PPG Industries, Inc.	9,474	1,047,066
Smurfit Westrock PLC(b)	22,069	1,014,512
Steel Dynamics, Inc.	5,601	1,407,307
The Mosaic Company	11,831	261,702
The Sherwin-Williams Company	9,461	3,224,782
Vulcan Materials Co.	5,289	1,420,467
		47,196,747
Media & Entertainment — 9.0%
Alphabet, Inc., Cl. A	242,406	86,328,049
Alphabet, Inc., Cl. C	195,391	69,686,200
AppLovin Corp., Cl. A(a)	11,122	4,403,200
Charter Communications, Inc., Cl. A(a),(b)	3,408	494,092
EchoStar Corp., Cl. A(a)	5,857	492,515
Electronic Arts, Inc.	9,313	1,954,426
Fox Corp., Cl. A(b)	8,167	475,564
Fox Corp., Cl. B	5,225	271,387
Live Nation Entertainment, Inc.(a),(b)	6,513	1,134,109
Meta Platforms, Inc., Cl. A	90,785	50,540,917
Netflix, Inc.(a)	174,076	12,482,990
News Corp., Cl. A	15,085	415,743
News Corp., Cl. B(b)	3,422	107,006
Omnicom Group, Inc.	11,782	927,243
Paramount Skydance Corp., Cl. B(b)	14,763	117,513
Take-Two Interactive Software, Inc.(a)	7,273	1,766,757
The Trade Desk, Inc., Cl. A(a)	16,809	303,234
The Walt Disney Company	71,788	6,905,288
TKO Group Holdings, Inc.	2,590	470,888
Warner Bros Discovery, Inc.(a)	103,235	2,715,081
		241,992,202
Pharmaceuticals, Biotechnology & Life Sciences — 5.8%
AbbVie, Inc.	73,040	18,328,658
Agilent Technologies, Inc.	11,564	1,600,111
Amgen, Inc.	22,312	8,593,690
Biogen, Inc.(a)	6,180	1,254,231
Bio-Techne Corp.	6,384	460,223
Bristol-Myers Squibb Co.	84,335	5,507,919
Charles River Laboratories International, Inc.(a)	1,979	460,137
Danaher Corp.	26,041	5,077,474
Eli Lilly & Co.	32,703	37,570,514
Gilead Sciences, Inc.	51,327	6,683,289
Incyte Corp.(a)	6,495	776,282
IQVIA Holdings, Inc.(a)	6,979	1,640,205
Johnson & Johnson	99,515	25,510,670
Merck & Co., Inc.	102,103	13,293,811
Mettler-Toledo International, Inc.(a)	833	1,179,778

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.8% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.8% (continued)
Moderna, Inc.(a),(b)	14,937	818,846
Pfizer, Inc.	235,959	5,901,335
Regeneron Pharmaceuticals, Inc.	4,127	3,147,374
Revvity, Inc.	4,448	500,489
Thermo Fisher Scientific, Inc.	15,363	8,822,971
Vertex Pharmaceuticals, Inc.(a)	10,492	5,005,733
Viatris, Inc.	48,499	851,642
Waters Corp.(a)	4,125	1,556,404
West Pharmaceutical Services, Inc.	2,943	1,003,445
Zoetis, Inc.	17,298	1,336,962
		156,882,193
Real Estate Management & Development — .1%
CBRE Group, Inc., Cl. A(a)	12,064	1,771,116
CoStar Group, Inc.(a)	16,949	487,453
		2,258,569
Semiconductors & Semiconductor Equipment — 16.7%
Advanced Micro Devices, Inc.(a)	67,410	32,097,271
Analog Devices, Inc.	20,183	7,415,436
Applied Materials, Inc.	32,808	16,655,637
Broadcom, Inc.	195,733	76,194,942
First Solar, Inc.(a)	4,366	921,357
Intel Corp.(a)	195,310	17,616,962
KLA Corp.	54,002	9,872,646
Lam Research Corp.	51,699	15,148,841
Marvell Technology, Inc.	36,196	6,788,922
Microchip Technology, Inc.	22,512	1,672,416
Micron Technology, Inc.	46,621	38,370,482
Monolithic Power Systems, Inc.	2,034	2,900,545
NVIDIA Corp.	1,001,284	201,007,763
NXP Semiconductors NV	10,352	2,372,264
ON Semiconductor Corp.(a)	16,195	1,321,674
Qnity Electronics, Inc.	8,679	1,138,511
QUALCOMM, Inc.	43,573	6,431,811
Skyworks Solutions, Inc.(b)	6,355	395,789
Teradyne, Inc.	6,517	2,396,236
Texas Instruments, Inc.	37,624	10,374,442
		451,093,947
Software & Services — 9.0%
Accenture PLC, Cl. A	25,375	4,210,220
Adobe, Inc.(a)	16,625	4,163,066
Akamai Technologies, Inc.(a)	6,094	701,907
Autodesk, Inc.(a)	8,729	2,044,332
Cadence Design Systems, Inc.(a)	11,396	3,874,868
Cognizant Technology Solutions Corp., Cl. A	19,293	1,067,868
CrowdStrike Holdings, Inc., Cl. A(a)	42,091	8,033,488
Datadog, Inc., Cl. A(a)	13,676	3,664,758
Fair Isaac Corp.(a)	959	1,076,928
Fortinet, Inc.(a)	25,641	4,152,560
Gartner, Inc.(a)	2,999	452,909
Gen Digital, Inc.	22,624	621,029
GoDaddy, Inc., Cl. A(a)	5,305	438,936

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.8% (continued)
Software & Services — 9.0% (continued)
International Business Machines Corp.	38,855	8,689,921
Intuit, Inc.	11,458	3,621,530
Microsoft Corp.	307,094	142,712,724
Oracle Corp.	70,149	9,110,251
Palantir Technologies, Inc., Cl. A(a)	94,920	11,680,855
Palo Alto Networks, Inc.(a)	33,527	11,125,264
PTC, Inc.(a)	4,707	645,800
Roper Technologies, Inc.	4,191	1,642,746
Salesforce, Inc.	33,812	6,222,084
ServiceNow, Inc.(a)	42,486	4,725,718
Synopsys, Inc.(a)	7,889	3,066,928
Trimble, Inc.(a)	9,844	556,973
Tyler Technologies, Inc.(a)	1,787	553,255
VeriSign, Inc.	3,357	973,597
Workday, Inc., Cl. A(a),(b)	8,422	1,350,383
		241,180,898
Technology Hardware & Equipment — 10.5%
Amphenol Corp., Cl. A	50,791	8,162,114
Apple, Inc.	607,180	187,563,974
Arista Networks, Inc.(a)	42,686	7,698,420
CDW Corp.	5,326	787,236
Ciena Corp.(a)	5,875	2,215,169
Cisco Systems, Inc.	163,290	18,940,007
Coherent Corp.(a)	8,170	2,147,811
Corning, Inc.	32,377	4,476,120
Dell Technologies, Inc., Cl. C	11,954	4,845,793
F5, Inc.(a)	2,392	962,948
Flex Ltd.(a)	15,335	1,744,356
Hewlett Packard Enterprise Co.	54,498	2,610,454
HP, Inc.(b)	39,041	1,064,648
Jabil, Inc.	4,408	1,388,740
Keysight Technologies, Inc.(a)	7,128	2,274,402
Lumentum Holdings, Inc.(a)	3,249	2,319,591
Motorola Solutions, Inc.	6,886	3,000,575
NetApp, Inc.	8,241	1,471,019
Sandisk Corp.(a)	6,122	7,437,189
Seagate Technology Holdings PLC	9,270	7,936,325
Super Micro Computer, Inc.(a),(b)	19,922	565,785
TE Connectivity PLC	11,961	2,460,258
Teledyne Technologies, Inc.(a)	1,915	1,255,417
Western Digital Corp.	14,249	7,763,425
Zebra Technologies Corp., Cl. A(a),(b)	2,011	590,872
		281,682,648
Telecommunication Services — .8%
AT&T, Inc.	287,246	6,678,470
Comcast Corp., Cl. A	147,776	3,540,713
T-Mobile US, Inc.	19,424	3,354,719
Verizon Communications, Inc.	172,619	8,080,295
		21,654,197
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	4,843	715,456

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.8% (continued)
Transportation — 1.3% (continued)
CSX Corp.	76,710	3,866,184
Delta Air Lines, Inc.	26,951	2,356,596
Expeditors International of Washington, Inc.	5,316	892,503
FedEx Corp.	9,043	2,779,818
Fedex Freight Holding Co., Inc.(a)	4,528	636,320
J.B. Hunt Transport Services, Inc.	3,034	824,490
Norfolk Southern Corp.	9,213	3,090,777
Old Dominion Freight Line, Inc.	7,530	1,597,414
Southwest Airlines Co.	20,719	931,733
Uber Technologies, Inc.(a)	84,152	5,920,935
Union Pacific Corp.	24,640	7,198,083
United Airlines Holdings, Inc.(a)	13,597	1,649,724
United Parcel Service, Inc., Cl. B	30,862	3,216,438
		35,676,471
Utilities — 2.1%
Alliant Energy Corp.(b)	11,027	780,491
Ameren Corp.	11,279	1,236,291
American Electric Power Co., Inc.	22,493	2,875,730
American Water Works Co., Inc.	8,133	1,091,205
Atmos Energy Corp.	6,749	1,166,092
CenterPoint Energy, Inc.	26,485	1,113,429
CMS Energy Corp.	12,922	930,255
Consolidated Edison, Inc.	15,384	1,674,548
Constellation Energy Corp.	13,149	3,454,900
Dominion Energy, Inc.	36,278	2,509,349
DTE Energy Co.	8,421	1,194,687
Duke Energy Corp.	32,130	4,030,066
Edison International	16,100	1,181,257
Entergy Corp.	18,875	2,031,328
Evergy, Inc.	9,622	798,722
Eversource Energy	15,821	1,132,625
Exelon Corp.	42,749	1,958,759
FirstEnergy Corp.(b)	22,050	1,065,236
NextEra Energy, Inc.	86,564	7,524,143
NiSource, Inc.	19,496	866,207
NRG Energy, Inc.	8,558	1,149,254
PG&E Corp.	90,192	1,567,537
Pinnacle West Capital Corp.(b)	4,837	488,489
PPL Corp.	31,833	1,120,840
Public Service Enterprise Group, Inc.	20,601	1,579,685
Sempra	26,759	2,369,510
The AES Corp.	29,429	432,018
The Southern Company	46,795	4,423,999
Vistra Corp.	13,261	1,965,148
WEC Energy Group, Inc.	13,420	1,468,416
Xcel Energy, Inc.	25,922	2,027,100
		57,207,316
Total Equity Securities - Common Stocks (cost $404,187,771)		2,661,136,748

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.1%
Registered Investment Companies — 1.1%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $30,400,929)	3.70	30,400,929	30,400,929
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $429,525)	3.70	429,525	429,525
Total Investments (cost $435,018,225)		99.9%	2,691,967,202
Cash and Receivables (Net)		.1%	2,824,990
Net Assets		100.0%	2,694,792,192

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2026, the value of the fund’s securities on loan was $22,364,459 and the value of the collateral was
$23,011,888, consisting of cash collateral of $429,525 and U.S. Government & Agency securities valued at $22,582,363.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
S&P 500 E-mini	92	9/18/2026	34,939,565	34,588,550	(351,015)
Gross Unrealized Depreciation					(351,015)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon S&P 500 Index Fund
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,661,136,748	—	—	2,661,136,748
Investment Companies	30,830,454	—	—	30,830,454
	2,691,967,202	—	—	2,691,967,202
Liabilities ($)
Other Financial Instruments:
Futures††	(351,015)	—	—	(351,015)
	(351,015)	—	—	(351,015)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2026 are set forth in the fund’s Schedule of Investments.
At July 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $2,256,597,962, consisting of $2,285,802,974 gross unrealized appreciation and $29,205,012 gross unrealized depreciation.
At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.